Variable Interest Entities - Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Interest expense	$ 5,052	$ 5,619	$ 14,869	$ 15,940	$ 21,183	$ 22,223
Depreciation and amortization	6,505	6,110	18,526	19,283	25,709	26,982
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest expense					1,981	2,147
Interest expense	397	521	1,379	1,530
Depreciation and amortization	$ 862	$ 1,321	$ 2,862	$ 4,824	$ 6,049	$ 7,519